Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment, Net
Property, plant and equipment, net, consisted of the following:

	As of December 31,
	2019	2020
Machinery and equipment	193,889	1,047,461
Mold and tooling	497,174	938,611
Buildings	—	726,820
Vehicles	230,328	328,555
Construction in process	2,236,775	223,875
Leasehold improvements	191,356	216,923
Computer and electronic equipment	54,044	87,304
Charging infrastructure	39,792	45,835
Others	27,770	57,904

Sub-total	3,471,128	3,673,288

Less: Accumulated depreciation	(161,991)	(456,319)
Less: Impairment charges	(79,185)	(135,467)

Property, plant and equipment, net	3,229,952	3,081,502